Significant Accounting Policies - Additional Information (Detail) £ in Thousands	12 Months Ended
	Dec. 31, 2020 GBP (£) Segment	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	£ 87,356	£ 51,962	£ 76,972	£ 86,703
Accrued clinical trial expenses	3,500	1,700
Prepayments for clinical trial expenses	2,200	2,600
Accrued contracted manufacturing expense	£ 100	£ 200
Number of operating segment | Segment	1
Cash at banks maturity period	Less than three months
Right of Use Assets [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation method	Straight-line
Maximum [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Income tax credit, cash rebate percentage	33.35%
Maximum [member] | Right of Use Assets [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation rate	5 years
Bottom Of Range [Member] | Right of Use Assets [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Depreciation rate	2 years
Patents [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Amortization rate	20 years